Aristotle Small/Mid Cap Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Communication Services - 1.6%
TKO Group Holdings, Inc. (a)	4,531	$643,900

Consumer Discretionary - 5.9%
1-800-Flowers.com, Inc. - Class A (a)	20,513	167,591
Carter's, Inc.	6,069	328,879
Designer Brands, Inc. - Class A	19,021	101,572
KB Home	6,393	420,148
LKQ Corp.	6,677	245,380
Monro, Inc.	8,424	208,915
Pool Corp.	759	258,774
Sonos, Inc. (a)	10,636	159,965
Wolverine World Wide, Inc.	21,450	476,190
		2,367,414

Consumer Staples - 1.9%
Herbalife Ltd. (a)	14,516	97,112
J & J Snack Foods Corp.	2,231	346,095
Nu Skin Enterprises, Inc. - Class A	7,695	53,019
TreeHouse Foods, Inc. (a)	7,691	270,185
		766,411

Energy - 5.6%
Northern Oil & Gas, Inc.	6,587	244,773
Oceaneering International, Inc. (a)	22,265	580,671
Patterson-UTI Energy, Inc.	21,389	176,673
Permian Resources Corp.	47,038	676,407
Range Resources Corp.	15,656	563,303
		2,241,827

Financials - 11.7%
Baldwin Insurance Group, Inc. - Class A (a)	7,560	293,026
BankUnited, Inc.	17,337	661,753
Banner Corp.	4,401	293,855
Berkshire Hills Bancorp, Inc.	5,106	145,164
Cohen & Steers, Inc.	2,957	273,049
eHealth, Inc. (a)	7,571	71,167
Euronet Worldwide, Inc. (a)	4,569	469,876
First Interstate BancSystem, Inc. - Class A	7,103	230,635
Nasdaq, Inc.	4,020	310,786
National Bank Holdings Corp. - Class A	13,656	588,027
Pacific Premier Bancorp, Inc.	9,946	247,854
Texas Capital Bancshares, Inc. (a)	2,534	198,159
United Community Banks, Inc. of Georgia	9,794	316,444
Voya Financial, Inc.	5,654	389,165
WSFS Financial Corp.	3,882	206,251
		4,695,211

Health Care - 14.0%
Acadia Healthcare Co., Inc. (a)	9,807	388,848
Charles River Laboratories International, Inc. (a)	2,128	392,829
Chemed Corp.	1,134	600,793
Encompass Health Corp.	6,330	584,575
Haemonetics Corp. (a)	5,735	447,789
HealthEquity, Inc. (a)	7,856	753,783
Merit Medical Systems, Inc. (a)	9,047	875,026
Pediatrix Medical Group, Inc. (a)	9,633	126,385
Prestige Consumer Healthcare, Inc. (a)	6,831	533,433
QuidelOrtho Corp. (a)	3,030	134,986
Supernus Pharmaceuticals, Inc. (a)	15,707	567,965
Teleflex, Inc.	1,351	240,451
		5,646,863

Industrials - 25.2%(b)
AerCap Holdings NV	9,737	931,831
Albany International Corp. - Class A	5,819	465,345
Amentum Holdings, Inc. (a)	9,119	191,773
AZEK Co., Inc. (a)	13,596	645,402
Barnes Group, Inc.	11,347	536,259
Carlisle Cos., Inc.	1,763	650,265
Chart Industries, Inc. (a)	3,510	669,848
Columbus McKinnon Corp./NY	2,775	103,341
Dycom Industries, Inc. (a)	4,589	798,761
Flowserve Corp.	4,103	236,005
FTI Consulting, Inc. (a)	3,474	663,986
GXO Logistics, Inc. (a)	5,777	251,299
HEICO Corp. - Class A	1,104	205,432
Hexcel Corp.	3,474	217,820
Huron Consulting Group, Inc. (a)	7,604	944,873
IDEX Corp.	1,613	337,585
Jacobs Solutions, Inc.	2,722	363,714
KBR, Inc.	8,943	518,068
Knight-Swift Transportation Holdings, Inc.	6,514	345,502
Matthews International Corp. - Class A	11,437	316,576
Mercury Systems, Inc. (a)	4,812	202,104
Westinghouse Air Brake Technologies Corp.	1,391	263,720
WillScot Holdings Corp. (a)	8,755	292,855
		10,152,364

Information Technology - 20.4%
ACI Worldwide, Inc. (a)	14,978	777,508
Advanced Energy Industries, Inc.	6,100	705,343
ASGN, Inc. (a)	6,499	541,627
Belden, Inc.	7,066	795,702
Box, Inc. - Class A (a)	16,279	514,416
Ciena Corp. (a)	6,687	567,125
Gartner, Inc. (a)	1,544	748,022
Insight Enterprises, Inc. (a)	696	105,862
IPG Photonics Corp. (a)	2,160	157,075
Itron, Inc. (a)	6,997	759,734
Knowles Corp. (a)	26,262	523,402
Littelfuse, Inc.	1,057	249,082
MACOM Technology Solutions Holdings, Inc. (a)	7,795	1,012,649
NCR Voyix Corp. (a)	12,460	172,446
Rogers Corp. (a)	1,517	154,142
Teledyne Technologies, Inc. (a)	880	408,434
		8,192,569

Materials - 7.0%
Alamos Gold, Inc. - Class A	36,734	677,375
AptarGroup, Inc.	3,628	569,959
Axalta Coating Systems Ltd. (a)	8,094	276,977
Silgan Holdings, Inc.	4,691	244,166
Summit Materials, Inc. - Class A (a)	14,277	722,416
Tronox Holdings PLC	30,742	309,572
		2,800,465

Utilities - 1.0%
ALLETE, Inc.	3,238	209,823
NorthWestern Corp.	3,933	210,258
		420,081
TOTAL COMMON STOCKS (Cost $31,563,008)		37,927,105

REAL ESTATE INVESTMENT TRUSTS - 4.2%	Shares	Value
Americold Realty Trust, Inc.	9,243	197,800
BXP, Inc.	2,378	176,828
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,576	525,224
Healthpeak Properties, Inc.	10,115	205,031
JBG SMITH Properties	16,361	251,469
Safehold, Inc.	2,796	51,670
STAG Industrial, Inc.	8,415	284,595
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,612,356)		1,692,617

CLOSED-END FUNDS - 0.9%	Shares	Value
SLR Investment Corp.	21,532	347,957
TOTAL CLOSED-END FUNDS (Cost $317,817)		347,957

TOTAL INVESTMENTS - 99.4% (Cost $33,493,181)		39,967,679
Other Assets in Excess of Liabilities - 0.6%		241,009
TOTAL NET ASSETS - 100.0%		$40,208,688
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.